Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 35,478	$ 335,844
Marketable securities	330,677
Trade and other receivables	5,006	2,153
Prepaid expenses and other assets	8,326	6,935
Research and development tax credit receivable, current	13,988	10,585
Total current assets	393,475	355,517
Property and equipment, net	5,714	5,476
Research and development tax credit receivable	8,240
Restricted cash	4,209	3,837
Other long-term assets	3,101	1,212
Total assets	414,739	366,042
Current liabilities:
Accounts payable	11,595	18,125
Accrued expenses and other current liabilities	32,712	29,780
Total current liabilities	44,307	47,905
Long-term debt, net	24,609
Other long-term liabilities	6,079	6,799
Total liabilities	74,995	54,704
Commitments and contingencies (see Note 12)
Shareholders’ equity:
Ordinary shares, £0.10 par value	12,277	10,924
Additional paid-in capital	731,268	587,490
Accumulated other comprehensive income	4,444	3,163
Accumulated deficit	(408,245)	(290,239)
Total shareholders’ equity	339,744	311,338
Total liabilities and shareholders’ equity	$ 414,739	$ 366,042